Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue from Contract with Customer [Abstract]
Revenues from contracts with customers		¥ 379,506		¥ 727,356
Other revenues	[1]	278,591		534,658
Total revenues		¥ 658,097	¥ 725,499	¥ 1,262,014	¥ 1,517,796

[1]	Other revenues include revenues that are not in the scope of ASC 606 ("Revenue from Contracts with Customers"), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.